COMMITMENTS AND CONTINGENCIES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contractual obligation	$ 19,116
Letters of credit outstanding, amount	$ 91	$ 103